Basis of Presentation and Accounting Policies (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2014 Segment Reporting_Unit	Dec. 31, 2013 Segment
Disclosure Basis Of Presentation [Abstract]
Number of operating segments	1	1
Number of reporting units	1
Milestone agreement, description	This evaluation includes an assessment of whether (a) the consideration is commensurate with either (1) the entity's performance to achieve the milestone, or (2) the enhancement of the value of the delivered item(s) as a result of a specific outcome resulting from the entity's performance to achieve the milestone, (b) the consideration relates solely to past performance and (c) the consideration is reasonable relative to all of the deliverables and payment terms within the arrangement.
Milestones arrangement, categories description	Pieris AG aggregates milestones into three categories (i) research milestones, (ii) development milestones and (iii) commercial milestones. Research milestones are typically achieved upon reaching certain success criteria as defined in each agreement related to developing an Anticalin protein against the specified target.	Pieris AG aggregates milestones into three categories (i) research milestones, (ii) development milestones and (iii) commercial milestones.